TAXATION (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
PRC	$ 365,370	$ 390,488	$ 228,919
Non-PRC	(30,544)	(22,045)	(21,210)
Income before income taxes and noncontrolling interests	$ 334,826	$ 368,443	$ 207,709